Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash flows from operating activities:
Net income	$ 15,983	$ 7,457
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,365	21,659
Amortization of deferred financing costs and debt discount	2,317	3,151
Bad debt expense	358	253
Change in fair value of interest rate swap	334
Deferred income taxes	(4,670)	(10,226)
Stock-based compensation expense	1,827	808
Loss on sale and disposal of property and equipment	332	680
Provision on liability for uncertain tax positions	465	5,075
Change in fair value of contingent consideration for Narellan Group Pty Limited	(204)	1,441
Changes in operating assets and liabilities:
Trade receivables	9,462	(7,104)
Inventories	(17,023)	12,960
Prepaid expenses and other current assets	1,680	1,460
Income tax receivable	(4,190)	(503)
Accounts payable	12,647	(2,278)
Accrued expenses and other current liabilities	17,685	699
Other long-term liabilities	793	123
Net cash provided by operating activities	63,161	35,655
Cash flows from investing activities:
Purchases of property and equipment	(16,264)	(8,165)
Proceeds from the sale of property and equipment	579	1,296
Acquisitions of businesses, net of cash acquired	(74,736)	(20,214)
Equity method investment in Premier Pools & Spas	(25,384)
Net cash used in investing activities	(115,805)	(27,083)
Cash flows from financing activities:
Proceeds from long-term debt borrowings	20,000	22,310
Payments on long-term debt borrowings	(24,044)	(5,809)
Distributions to parent	(600)	(200)
Proceeds from issuance of common stock	65,553	250
Repurchase and retirement of treasury stock	(582)	(200)
Payments of initial public offering costs	(1)
Payments of Narellan Group Pty Limited contingent consideration	(6,624)
Net cash provided by financing activities	54,302	16,551
Effect of exchange rate changes on cash	997	(956)
Net increase in cash	2,655	24,167
Cash at beginning of period	56,655	32,488
Cash at end of period	59,310	56,655
Supplemental cash flow information:
Cash paid for interest	15,625	19,488
Income taxes paid, net	14,815	168
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued expenses	1,235	312
Capitalized internal-use software included in accounts payable - related party	500
Deferred offering costs included in accounts payable and accrued expenses	1,040
Fair value of contingent consideration recorded in connection with acquisition of Narellan Group Pty Limited		8,869
Fair value of 3,548,568 and 758,694 shares of common stock issued during the years ended December 31, 2019 and 2020, respectively, in connection with the acquisition of Narellan Group Pty Limited	2,208	7,567
Change in defined benefit pension plan liability	(149)	$ 31
Net working capital adjustment receivable	$ 750